Stock Portfolio

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 0.7%
Hexcel Corp.	105,200	$3,912,388

		$3,912,388

Banks — 5.3%
Bank of America Corp.	447,140	$9,492,782
JPMorgan Chase & Co.	115,320	10,382,260
KeyCorp	281,100	2,915,007
PNC Financial Services Group, Inc. (The)	68,140	6,522,361

		$29,312,410

Beverages — 4.7%
Coca-Cola Co. (The)	247,200	$10,938,600
PepsiCo, Inc.	124,100	14,904,410

		$25,843,010

Capital Markets — 2.3%
Cboe Global Markets, Inc.	65,400	$5,836,950
Tradeweb Markets, Inc., Class A	159,039	6,685,999

		$12,522,949

Commercial Services & Supplies — 1.3%
Waste Management, Inc.	74,182	$6,866,286

		$6,866,286

Communications Equipment — 1.5%
Cisco Systems, Inc.	208,000	$8,176,480

		$8,176,480

Consumer Finance — 1.0%
American Express Co.	61,660	$5,278,713

		$5,278,713

Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	209,790	$11,272,017

		$11,272,017

Electric Utilities — 1.5%
NextEra Energy, Inc.	33,996	$8,180,117

		$8,180,117

Electrical Equipment — 2.9%
AMETEK, Inc.	132,400	$9,535,448
Emerson Electric Co.	133,042	6,339,451

		$15,874,899

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp.	41,400	$9,014,850
AvalonBay Communities, Inc.	39,180	5,766,121

		$14,780,971

Food Products — 2.4%
Mondelez International, Inc., Class A	260,920	$13,066,874

		$13,066,874

Health Care Equipment & Supplies — 5.5%
Abbott Laboratories	140,400	$11,078,964
Danaher Corp.	94,066	13,019,675
ICU Medical, Inc.(1)	30,800	6,214,516

		$30,313,155

Health Care Providers & Services — 2.2%
Anthem, Inc.	52,160	$11,842,406

		$11,842,406

Insurance — 2.1%
First American Financial Corp.	116,472	$4,939,577
Progressive Corp. (The)	90,100	6,652,984

		$11,592,561

Interactive Media & Services — 9.0%
Alphabet, Inc., Class C(1)	26,029	$30,266,782
Facebook, Inc., Class A(1)	113,244	18,889,099

		$49,155,881

Internet & Direct Marketing Retail — 5.5%
Amazon.com, Inc.(1)	15,422	$30,068,582

		$30,068,582

IT Services — 8.5%
Cognizant Technology Solutions Corp., Class A	160,812	$7,472,934
Fidelity National Information Services, Inc.	86,600	10,534,024
Mastercard, Inc., Class A	23,100	5,580,036
PayPal Holdings, Inc.(1)	77,400	7,410,276
Visa, Inc., Class A	98,200	15,821,984

		$46,819,254

Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific, Inc.	39,600	$11,230,560

		$11,230,560

Machinery — 2.2%
Ingersoll Rand, Inc.(1)	218,720	$5,424,256
Stanley Black & Decker, Inc.	64,900	6,490,000

		$11,914,256

Metals & Mining — 1.5%
Steel Dynamics, Inc.	359,000	$8,091,860

		$8,091,860

Security	Shares	Value
Multi-Utilities — 2.3%
CMS Energy Corp.	106,000	$6,227,500
Sempra Energy	56,042	6,332,185

		$12,559,685

Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp.	82,300	$5,963,458
ConocoPhillips	107,686	3,316,729
EOG Resources, Inc.	60,800	2,183,936
Phillips 66	79,425	4,261,151

		$15,725,274

Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	166,400	$9,275,136
Catalent, Inc.(1)	136,400	7,085,980
Sanofi	107,900	9,341,420
Zoetis, Inc.	47,700	5,613,813

		$31,316,349

Road & Rail — 1.1%
CSX Corp.	109,500	$6,274,350

		$6,274,350

Semiconductors & Semiconductor Equipment — 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	116,323	$5,559,076
Texas Instruments, Inc.	77,879	7,782,449

		$13,341,525

Software — 8.6%
Adobe, Inc.(1)	21,678	$6,898,807
Intuit, Inc.	18,936	4,355,280
Microsoft Corp.	229,420	36,181,828

		$47,435,915

Specialty Retail — 4.7%
Home Depot, Inc. (The)	59,788	$11,163,018
Lowe’s Cos., Inc.	88,306	7,598,731
TJX Cos., Inc. (The)	147,340	7,044,325

		$25,806,074

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	106,697	$27,131,980

		$27,131,980

Total Common Stocks (identified cost $494,967,944)		$545,706,781

Rights — 0.2%

Security	Shares	Value
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co. CVR, Exp. 3/31/21(1)	320,300	$1,217,140

		$1,217,140

Total Rights (identified cost $679,120)		$1,217,140

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(2)	3,885,222	$3,883,668

Total Short-Term Investments (identified cost $3,883,472)		$3,883,668

Total Investments — 100.4% (identified cost $499,530,536)		$550,807,589

Other Assets, Less Liabilities — (0.4)%		$(2,210,779)

Net Assets — 100.0%		$548,596,810

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

Abbreviations:

ADR	-	American Depositary Receipt

CVR	-	Contingent Value Rights

The Portfolio did not have any open derivative instruments at March 31, 2020.

At March 31, 2020, the value of the Portfolio’s investment in affiliated funds was $3,883,668, which represents 0.7% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$5,512,026	$44,934,235	$(46,560,851)	$(1,674)	$(68)	$3,883,668	$16,286	3,885,222

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$60,427,898	$—		$—	$60,427,898
Consumer Discretionary	55,874,656	—		—	55,874,656
Consumer Staples	38,909,884	—		—	38,909,884
Energy	15,725,274	—		—	15,725,274
Financials	58,706,633	—		—	58,706,633
Health Care	75,361,050	9,341,420		—	84,702,470
Industrials	44,842,179	—		—	44,842,179
Information Technology	142,905,154	—		—	142,905,154
Materials	8,091,860	—		—	8,091,860
Real Estate	14,780,971	—		—	14,780,971
Utilities	20,739,802	—		—	20,739,802
Total Common Stocks	$536,365,361	$9,341,420	*	$—	$545,706,781
Rights	$1,217,140	$—		$—	$1,217,140
Short-Term Investments	—	3,883,668		—	3,883,668
Total Investments	$537,582,501	$13,225,088		$—	$550,807,589

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.